NET LOANS RECEIVABLE (Schedule of Recorded Investment and Number of Modifications for Modified Loans) (Details) $ in Thousands	12 Months Ended
Jun. 30, 2015 USD ($)
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1
Pre-Modification Outstanding Recorded Investment	$ 49
Post-Modification Outstanding Recorded Investment	49
Troubled Debt Restructurings That Subsequently Defaulted Home Equity Lines Of Credit [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment